As filed with the U.S. Securities and Exchange Commission on December 23, 2013

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

JPMorgan Trust I

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:	With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 460 Polaris Parkway, OH1-1151 Westerville, OH 43082	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on January 22, 2014 pursuant to Rule 488 under the Securities Act of 1933.

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

(the “Acquiring Fund”)

JPMorgan Mid Cap Core Fund

(the “Acquired Fund”)

270 Park Avenue

New York, New York 10017

Dear Shareholder:

I am writing to inform you of an important matter concerning your investment in the JPMorgan Mid Cap Core Fund (“Your Fund” or the “Acquired Fund”). At a meeting held on November 20, 2013, the Board of Trustees (the “Board”) of Your Fund approved a reorganization pursuant to which Your Fund will combine with another fund – the JPMorgan Mid Cap Equity Fund (the “Acquiring Fund”). The Board of Your Fund has considered and approved the Reorganization and concurred that the Reorganization is in the best interest of Your Fund and its shareholders.

Effective [March 7, 2014] (the “Closing Date”), you will have an interest in the Acquiring Fund equal in dollar value to your interest in Your Fund on the Closing Date immediately before the Reorganization. No sales charges or redemption fees will be imposed in the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

No action on your part is required regarding the Reorganization. You will automatically receive shares of the Acquiring Fund in exchange for your shares of the Acquired Fund as of the Closing Date. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

A Prospectus/Information Statement that describes the Reorganization is enclosed. If you have any questions, please call 1-XXX-XXX-XXXX.

Sincerely,

Robert L. Young

President and Principal Executive Officer

JPMorgan Mid Cap Core Fund

[            ], [            ]

PROSPECTUS/INFORMATION STATEMENT

[            ], [            ]

PROSPECTUS FOR:

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

(the “Acquiring Fund”)

INFORMATION STATEMENT FOR:

JPMORGAN TRUST I

JPMorgan Mid Cap Core Fund

(the “Acquired Fund”)

270 Park Avenue New York, New York 10017

This combined Prospectus/Information Statement is being furnished on or about [February         ], [2014] to shareholders of JPMorgan Mid Cap Core Fund in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the transfer of all assets of the Acquired Fund attributable to each class of its shares to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled (as discussed below) in complete liquidation of the Acquired Fund (the “Reorganization”). At a meeting held on November 20, 2013, the Board of Trustees (the “Board”) of JPMorgan Trust I (the “Trust”) approved the Reorganization Agreement.

The Board has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. No action on your part is required regarding the Reorganization. Shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

i

The Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. The Acquired Fund will then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

Under the Reorganization Agreement, each shareholder of the Acquired Fund will be entitled to receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the Reorganization. Because shareholders of the Acquired Fund will receive shares of the Acquiring Fund, this Information Statement also serves as a Prospectus for the Acquiring Fund.

Effects on share classes of the Reorganization. Each holder of a Class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund according to the table below. The aggregate net asset value of the shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer.

Acquired Fund	g	Acquiring Fund
JPMorgan Mid Cap Core Fund	g	JPMorgan Mid Cap Equity Fund
Class A	g	Class A
Class C	g	Class C
Select Class	g	Select Class
Class R2	g	Class R2*
Class R5	g	Class R5*
Class R6	g	Class R6*

*	Class R2, Class R5, and Class R6 will be added to the Acquiring Fund to accommodate the Reorganization.

The Reorganization is being structured as a federal income tax-free reorganization. See “INFORMATION ABOUT THE REORGANIZATION — Federal Income Tax Consequences” in this Prospectus/Information Statement. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

The Acquired Fund and Acquiring Fund are series of the same open-end management investment company, JPMorgan Trust I. The Acquired Fund and the Acquiring Fund have similar investment objectives and the same investment strategies. There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Prospectus/Information Statement. The Acquired Fund and the Acquiring Fund are sometimes referred to herein as the “Funds.”

This Prospectus/Information Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. The Statement of Additional Information (“SAI”) for the Acquiring Fund dated November 1, 2013, as supplemented, and the SAI relating to this Prospectus/Information Statement and the Reorganization dated [    ], [    ], are incorporated herein by reference, which means they are considered legally a part of this Prospectus/Information Statement. You may receive a copy of the SAIs without charge by contacting the J.P. Morgan Funds at (800) 480-4111, or by writing to the J.P. Morgan Funds at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528. The SAI for the Acquiring Fund, may also be obtained by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

For more information regarding the Acquired Fund, see its prospectuses and SAI, dated November 1, 2013, as supplemented, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference. The June 30, 2013 annual report for the Acquired Fund highlights certain important information, such as investment results and financial information, and it has been filed with the SEC and is incorporated herein by reference. You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports of the Acquired Fund without charge by calling (800) 480-4111, by writing J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

Accompanying this Prospectus/Information Statement as Appendix A is a copy of the form of Reorganization Agreement pertaining to the Reorganization.

AN INVESTMENT IN THE ACQUIRED FUND AND THE ACQUIRING FUND IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL YOUR SHARES WHEN THE ACQUIRED FUND’S OR ACQUIRING FUND’S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

v

(continued)

QUESTIONS AND ANSWERS

Q. How will the Reorganization affect me?

A. Under the terms of the Reorganization Agreement, the assets of the Acquired Fund will be combined with those of the Acquiring Fund and you will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund that are equal in aggregate net asset value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization. Shareholders of each class of Shares of the Acquired Fund will receive the corresponding class of the Acquiring Fund.

Q. Why is the Reorganization being conducted?

A. The Acquired and Acquiring Funds are similar in terms of their investment objectives and policies and have the same portfolio managers, which has resulted in overlapping product offerings. The Reorganization will consolidate these similar Funds.

Q. How will the Reorganization affect the fees to be paid by the Acquiring Fund, and how do they compare with the fees payable by the Acquired Fund?

The investment advisory fee is the same for both Funds. The Acquired Fund’s current gross expense ratio for Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares is 1.29%, 1.79%, 1.04%, 1.54%, 0.84% and 0.79% respectively. It is estimated that post-Reorganization the Acquiring Fund’s gross expense ratio for Class A, Class C, Select Class, Class R2, Class R5 and Class R6 will be 1.40%, 1.90%, 1.15%, 1.65%, 0.95%, and 0.90%, respectively. As noted above, Class R2, Class R5, and Class R6 will be added to the Acquiring Fund to accommodate the Reorganization.

Post-Reorganization, the total annual fund operating expenses, after fee waivers and expense reimbursements, for each class of the Acquiring Fund is expected to be equal to or less than the total annual fund operating expenses, after fee waivers and expense reimbursements, for the corresponding class of the Acquired Fund prior to the Reorganization. J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”), JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) and JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) have contractually agreed to waive fees and/or reimburse the expenses, as needed, in order to maintain the total annual fund operating expenses after fee waivers and expense reimbursements (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares of the Acquiring Fund at the level in effect immediately prior to the Reorganization of the corresponding class of the Acquired Fund until October 31, 2016. There is no guarantee such waivers/reimbursements will be continued after October 31, 2016.

Pro forma expense information is included for your reference in this Prospectus/Information Statement.

Q. Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with the Reorganization?

A. No. The full value of shares of the Acquired Fund will be exchanged for shares of the Acquiring Fund without any sales load, commission, redemption fee, or other transactional fee being imposed. JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganization, including any costs associated with the printing and mailing of this Prospectus/Information Statement to current shareholders, but excluding any brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the Reorganization, which will be borne by the Funds.

Q. Will I have to pay any federal income taxes as a result of the Reorganization?

A. The Reorganization transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize a taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Acquired Fund and the Acquiring Fund. Opinions of legal counsel are not binding on the Internal Revenue Service (“IRS”) or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q. Why are shareholders not being asked to vote on the Reorganization?

A. The Trust’s Declaration of Trust and applicable state law do not require shareholder approval for fund mergers like the Reorganization. Likewise,

Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), does not require shareholder approval of mergers involving affiliated funds like the Acquired Fund and the Acquiring Fund, so long as certain criteria are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that the Reorganization is in the best interests of each Fund and its shareholders, shareholders are not being asked to vote on the Reorganization.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement and the Reorganization Agreement, the form of which is attached to this Prospectus/Information Statement as Appendix A.

Reorganization

The Board approved the Reorganization Agreement on November 20, 2013. The Reorganization Agreement provides for the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund, and the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquired Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund.

Effects on share classes of the Reorganization. Each holder of a Class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund. The aggregate net asset value of the shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer.

The Reorganization is scheduled to be effective after the close of business on [March 7, 2014], or on another date as the parties may agree (“Closing Date”). As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date.

See “INFORMATION ABOUT THE REORGANIZATION” below. For more information about the characteristics of the classes of shares offered by the Funds see “SUMMARY — Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements” below, as well as “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATION — Reasons for the Reorganization and Board

Considerations,” the Board, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has concluded that the Reorganization is in the best interests of the shareholders of the Acquired Fund, and that the interests of shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

Prior to the closing of the Reorganization, the Acquired Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to the Acquired Fund’s shareholders all of its investment company taxable income and net realized capital gains, if any, through the Reorganization date. These distributions will be taxable to the Acquired Fund’s shareholders.

As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will have received from Dechert LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefore. For more information about the federal income tax consequences of the Reorganization see “INFORMATION ABOUT THE REORGANIZATION — Federal Income Tax Consequences” below.

Effect of the Reorganization of the Acquired Fund

Shareholders of the Acquired Fund will become shareholders of a class of the Acquiring Fund on or about [March 7, 2014], immediately after the closing of the Reorganization. Please note that both Funds are series of JPMorgan Trust I, a Delaware statutory trust. Therefore, if the Reorganization is approved, shareholders of the Acquired Fund will experience no change with respect to quorum requirements, powers of Trustees, and shareholder liability, among other organizational and governance matters.

Comparison of Investment Objectives and Main Investment Strategies

This section will help you compare the investment objectives and main investment strategies of the Acquired Fund and the Acquiring Fund.

Please be aware that this is only a brief discussion. For more information about the Funds’ investment objectives, investment strategies and principal risks,

please see “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS,” beginning on page 17. More information about the Acquiring Fund’s investment strategies and risks can also be found in “ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S INVESTMENT STRATEGIES AND RISKS” beginning on page 27.

The investment objectives of the Funds are similar. The investment objective of the Acquired Fund is to seek long-term capital appreciation. The investment objective of the Acquiring Fund is long-term capital growth. The investment objective of each Fund is non-fundamental, which means it can be changed by the Board without the vote of shareholders.

The Acquired Fund and the Acquiring Fund are currently being managed in a substantially similar manner. Their investment strategies and investment process are identical.

Comparison of Fees and Expenses

Although operating expenses vary between the Funds and distribution and shareholder service fees differ among share classes, JPMIM, JPMFM and JPMDS have contractually agreed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the total annual fund operating expenses after fee waivers and expense reimbursements (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of each class of Shares of the Acquiring Fund at the level in effect immediately prior to the Reorganization of the corresponding class of the Acquired Fund. These contractual fee waivers and/or reimbursements will stay in effect until October 31, 2016. There is no guarantee that such waivers and/or reimbursements will be continued after October 31, 2016.

The investment advisory fee for the Acquiring Fund of 65 basis points is the same as the investment advisory fee for the Acquired Fund. Due to higher Other Expenses of the Acquiring Fund, the Acquiring Fund’s gross expenses and fee waivers are higher than the Acquired Fund’s gross expenses and fee waivers for each corresponding class of shares.

The Annual Fund Operating Expenses table and Example table shown below (1) compare the current fees and expenses of each Fund, as of June 30, 2013 and (2) show the estimated fees and expenses for each class of shares of the combined fund, on a pro forma basis, as if the Reorganization occurred on July 1, 2012.

Class A

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund (pro forma combined)
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE (under $1 million)	NONE (under $1 million)	NONE (under $1 million)
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.38%	0.59%	0.49%
Shareholder Service Fees	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.13%	0.34%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.50%	1.40%
Fee Waivers and Expense Reimbursements	-0.03%[1]	-0.24%[2]	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.26%[1]	1.26%[2]	1.26%[3]

Class C

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund (pro forma combined)
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	1.00%	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.75%	0.75%	0.75%
Other Expenses	0.38%	0.60%	0.49%
Shareholder Service Fees	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.13%	0.35%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.79%	2.01%	1.90%
Fee Waivers and Expense Reimbursements	-0.03%[1]	-0.25%[2]	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.76%[1]	1.76%[2]	1.76%[3]

Select Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund (pro forma combined)
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	NONE	NONE	NONE
Other Expenses	0.38%	0.58%	0.49%
Shareholder Service Fees	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.13%	0.33%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.04%	1.24%	1.15%[3]
Fee Waivers and Expense Reimbursements	-0.13%[1]	-0.33%[2]	-0.24%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.91%[1]	0.91%[2]	0.91%[3]

Class R2

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund* (pro forma combined)
Management Fees	0.65%	N/A	0.65%
Distribution (Rule 12b-1) Fees	0.50%	N/A	0.50%
Other Expenses	0.38%	N/A	0.49%
Shareholder Service Fees	0.25%	N/A	0.25%
Remainder of Other Expenses	0.13%	N/A	0.24%
Acquired Fund Fees and Expenses	0.01%	N/A	0.01%
Total Annual Fund Operating Expenses	1.54%	N/A	1.65%
Fee Waivers and Expense Reimbursements	-0.03%[1]	N/A	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.51%[1]	N/A	1.51%[3]

Class R5

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund* (pro forma combined)
Management Fees	0.65%	N/A	0.65%
Distribution (Rule 12b-1) Fees	NONE	N/A	NONE
Other Expenses	0.18%	N/A	0.29%
Shareholder Service Fees	0.05%	N/A	0.05%
Remainder of Other Expenses	0.13%	N/A	0.24%
Acquired Fund Fees and Expenses	0.01%	N/A	0.01%
Total Annual Fund Operating Expenses	0.84%	N/A	0.95%
Fee Waivers and Expense Reimbursements	-0.03%[1]	N/A	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.81%[1]	N/A	0.81%[3]

Class R6

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Equity Fund* (pro forma combined)
Management Fees	0.65%	N/A	0.65%
Distribution (Rule 12b-1) Fees	NONE	N/A	NONE
Other Expenses	0.13%	N/A	0.24%
Shareholder Service Fees	NONE	N/A	NONE
Remainder of Other Expenses	0.13%	N/A	0.24%
Acquired Fund Fees and Expenses	0.01%	N/A	0.01%
Total Annual Fund Operating Expenses	0.79%	N/A	0.90%
Fee Waivers and Expense Reimbursements	-0.03%[1]	N/A	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.76%[1]	N/A	0.76%[3]

*	Class R2, Class R5, and Class R6 will be added to the Acquiring Fund to accommodate the Reorganization.

[1]

JPMIM, JPMFM and JPMDS (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 1.75%, 0.90%, 1.50%, 0.80% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

[2]

The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 1.75% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

[3]

The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75%, 0.90%, 1.50%, 0.80% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/16 at which time the Service Providers will determine whether or not to renew or revise it. In addition, as described in this Prospectus/Information Statement, JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to prevent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) for each class of shares of the Acquiring Fund post-Reorganization from exceeding the expense level of the corresponding Acquired Fund class of shares in effect prior to the Reorganization.

Example

This Example is intended to help you compare the cost of investing in the Acquired Fund, the Acquiring Fund and the combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through October 31, 2016 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

If You Sell Your Shares, Your Costs Would Be:

	JPMorgan Mid Cap Core Fund				JPMorgan Mid Cap Equity Fund				JPMorgan Mid Cap Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	647	910	1,193	1,997	647	952	1,279	2,202	647	904	1,208	2,072
Class C($)	279	560	967	2,103	279	606	1,060	2,318	279	554	983	2,178
Select Class Shares ($)	93	318	561	1,259	93	361	649	1,471	93	290	557	1,321
Class R2[1] ($)	154	484	837	1,832	N/A	N/A	N/A	N/A	154	477	853	1,909
Class R5[1] ($)	83	265	463	1,034	N/A	N/A	N/A	N/A	83	259	480	1,117
Class R6[1] ($)	78	249	436	975	N/A	N/A	N/A	N/A	78	243	453	1,058

[1]	Class R2, Class R5, and Class R6 will be added to the Acquiring Fund to accommodate the Reorganization.

If You Do Not Sell Your Shares, Your Costs Would Be:

	JPMorgan Mid Cap Core Fund				JPMorgan Mid Cap Equity Fund				JPMorgan Mid Cap Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	647	910	1,193	1,997	647	952	1,279	2,202	647	904	1,208	2,072
Class C($)	179	560	967	2,103	179	606	1,060	2,318	179	554	983	2,178
Select Class Shares ($)	93	318	561	1,259	93	361	649	1,471	93	290	557	1,321
Class R2[1] ($)	154	484	837	1,832	N/A	N/A	N/A	N/A	154	477	853	1,909
Class R5[1] ($)	83	265	463	1,034	N/A	N/A	N/A	N/A	83	259	480	1,117
Class R6[1] ($)	78	249	436	975	N/A	N/A	N/A	N/A	78	243	453	1,058

[1]	Class R2, Class R5, and Class R6 will be added to the Acquiring Fund to accommodate the Reorganization.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect each Fund’s performance. During each Fund’s most recent fiscal year, the Acquired Fund’s portfolio turnover was 159% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover was 67% of the average value of its portfolio. The Acquired Fund’s higher portfolio turnover was primarily due to a revision in the Fund’s investment strategy when its portfolio management team changed in early 2013 to match that of the Acquiring Fund.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each class of the Acquired Fund are identical to those of the corresponding class of the Acquiring Fund that will be received in the Reorganization. There will be no sales loads imposed with respect to the shareholders of the Acquired Fund receiving shares of the Acquiring Fund in connection with the Reorganization. For more information about the Acquiring Fund, please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Prospectus/Information Statement.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The procedures for making purchases, redemptions and exchanges of the Acquired Fund are identical to those of the Acquiring Fund. Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Prospectus/Information Statement.

Purchase and Sale of Fund Shares

The following is a summary of certain information relating to the purchase and sale of Fund shares. Shares of each of the Funds are no longer generally available to new purchasers. Existing shareholders can still reinvest their dividends and exchange into a Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, fee-based advisory programs, college savings plans and J.P. Morgan Funds can continue to purchase shares as described in “Purchasing Fund Shares – What does it mean that the Fund is publicly offered on a limited basis?” in Appendix B to this Prospectus/Information Statement.

Purchase Minimums

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25

For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for
Discretionary Accounts
To add to an account	No minimum levels

There is no minimum investment for other Class R6 eligible investors.

In general, you may purchase or redeem Class A, Class C and Select Class Shares on any business day:

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

In general, you may purchase or redeem Class R2, Class R5 and Class R6 Shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in a Fund

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Prospectus/Information Statement for more information.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of the Acquired Fund and the Acquiring Fund is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of the Acquired Fund and Acquiring Fund dated November 1, 2013, as supplemented. Information about additional strategies and risks that apply to the Acquiring Fund is also found below.

	Acquired Fund	Acquiring Fund
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund’s objective is long-term capital growth.

Main Investment Strategy	Under normal circumstances, the Fund invest at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Index at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 28, 2013, the market capitalizations of the companies in the index ranged from $487 million to $31 billion. In implementing its main strategies, the Fund invests primarily in	Under normal circumstances, the Fund invest at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Index at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 28, 2013, the market capitalizations of the companies in the index ranged from $487 million to $31 billion. In implementing its main

Acquired Fund	Acquiring Fund

common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

strategies, the Fund invests primarily in common stocks and REITs.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process for Both Funds

In managing each Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for each Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Portfolio Managers

The Funds have the same portfolio managers. Jonathan K.L. Simon, Managing Director of JPMIM, Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Timothy Parton, Managing Director of JPMIM and a

CFA charterholder, serve as the portfolio managers for each Fund. Mr. Simon is primarily responsible for each Fund’s value investments while Mr. Jones and Mr. Parton are primarily responsible for each Fund’s growth investments. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

Principal Risks of Investing in the Funds

Principal Risks	Acquired Fund	Acquiring Fund
	¡ Equity Market Risk ¡ General Market Risk ¡ Mid Cap Company Risk ¡ Derivatives Risk ¡ Real Estate Securities Risk ¡ High Portfolio Turnover Risk ¡ Redemption Risk	¡ Equity Market Risk ¡ General Market Risk ¡ Mid Cap Company Risk ¡ Derivatives Risk ¡ Real Estate Securities Risk ¡ Redemption Risk

Below is a description of these risks.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of a Fund’s securities goes down, a shareholder’s investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. Derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. A Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of a Fund.

High Portfolio Turnover Risk. A Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investment Policies

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment policies. Fundamental investment policies may be changed only by a vote of a Fund’s shareholders, while non-fundamental policies may be changed without a shareholder vote by a vote of a Fund’s Board. The fundamental investment policies of the Acquired Fund are not materially different from those of the Acquiring Fund.

Fundamental Investment Policies

The Acquired Fund:	The Acquiring Fund:

Diversification
May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.	May not purchase securities of any issuer if such a purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Industry Concentration
May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.

For purposes of this policy, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” This policy, however, is not applicable to investments by the Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of this policy.

Making Loans
May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Underwriting Securities
May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”.	May not underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

Commodities
May not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities.	May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

Borrowing Money
May not borrow money, except to the extent permitted by applicable law.	May not borrow money, except to the extent permitted by applicable law.

Issuing Senior Securities
May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.	May not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

Purchasing or Selling Real Estate

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector.

For the purposes of this policy, real estate includes real estate limited partnerships.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

For purposes of this policy, real estate includes Real Estate Limited Partnerships.

Additional
In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

Non-Fundamental Investment Policies

The Acquired Fund may not:	The Acquiring Fund:

Illiquid Securities
Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.	May not invest more than 15% of its net assets in illiquid securities.

Securities of Other Investment Companies
Acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.	May invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a “Mauritius Portfolio Company”) will not be considered an investment company for this purpose.
Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Purchasing Securities on Margin and Short Sales
N/A	May not make short sales of securities, other than short sales against the box, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, future contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund. The Fund does not have the current intention of making short sales against the box.

Purchasing or Selling Interests in Oil, Gas or Mineral Leases
N/A	May not purchase or sell interests in oil, gas or mineral leases.

Issuer Concentration
N/A	May not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

Options
N/A	May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

For purposes of the investment policies regarding the Acquired Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The Fund will invest primarily in equity securities. The Fund invests in common stock as a main strategy. Although not a main strategy, the Fund’s investment in equity securities may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

The main investment strategies for the Fund may also include:

•	REITs which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•

derivatives, including futures, options and swaps. In connection with its main investment strategies, the Fund may use futures to more effectively gain targeted equity exposure from its cash position. The Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Fund may also utilize the following, which may be equity securities:

•	other investment companies

•

exchange traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	foreign securities, often in the form of depositary receipts

•	securities lending

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

Investment Risks

There can be no assurance that the Fund will achieve its objective.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

What is a Derivative?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

Foreign Securities and Emerging Market Risk. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial fluctuations in the value of your investment. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Securities Lending Risk. The Fund engages in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Exchange Traded Fund (ETF) and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

•

Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income;

•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;

•

Limited Voting Rights: Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;

•

Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund; and

•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.

Temporary Defensive Purposes and Cash Positions

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objective.

What is a Cash Equivalent?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization Among Series of JPMorgan Trust I, attached to this Prospectus/Information Statement as Appendix A. The Reorganization Agreement provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions in the Reorganization Agreement, which are summarized below, the Reorganization transaction is scheduled to occur after the close of business on the Closing Date.

The number of full and fractional shares of the Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of business of the NYSE, usually 4:00 p.m. New York time, on the Closing Date on a class-by-class basis. The net asset value per share of each Fund will be determined by dividing its assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the valuation procedures of the Acquiring Fund (which are identical to those of the Acquired Fund), and are described in the Acquiring Fund’s prospectuses and SAI. As promptly as practicable after the Closing Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization for each class of shares.

The Acquired Fund will accomplish the liquidation and distribution with respect to each class of its shares by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund onto the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates in connection with such exchange.

After the liquidation and distribution, the Acquired Fund will take all necessary steps under Delaware law, its Declaration of Trust and any other applicable law to effect a complete termination of the Acquired Fund.

The Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time prior to the consummation of the Reorganization, if circumstances should develop that, in the Board’s opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of any Funds, other than the requirement that the Acquiring Fund and the Acquired Fund receive an opinion from Dechert LLP (or other suitable counsel) that the transactions contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Shareholders of record of the Acquired Fund as of the Closing Date will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Fund’s Shares

Full and fractional shares of the Class A, Class C, Select Class, Class R2, Class R5 and Class R6 shares of the Acquiring Fund, as applicable, will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Fund does not issue share certificates. The shares of the Acquiring Fund will be issued to Acquired Fund shareholders and recorded on the shareholder records of the transfer agent. Additional information about the difference between classes is provided below in “How to Do Business with the Acquiring Fund and Shareholder Information” attached as Appendix B to this Prospectus/Information Statement.

Reasons for the Reorganization and Board Considerations

As noted above, the Reorganization was approved by the Board at a meeting on November 20, 2013.

Following presentations by JPMIM and JPMFM, after careful consideration and deliberation, the Board, including all of the Independent Trustees, determined that (1) the Reorganization is in the best interests of each Fund, and (2) the Reorganization will not result in the dilution of the interests of either Fund’s shareholders.

In approving the Reorganization, the Board considered a number of factors, including the following:

•	the elimination of overlapping or similar product offerings;

•	the similarity of the investment objective, strategies, and policies of the Acquired Fund with those of the Acquiring Fund;

•	the investment performance of the Acquiring Fund as compared with that of the Acquired Fund;

•	the relative size of the Acquiring and Acquired Funds;

•	the effect the Reorganization is estimated to have on annual fund operating expenses, shareholder fees and expenses of the combined Acquiring Fund;

•	the direct and indirect federal income tax consequences of the Reorganization, including the availability of capital loss carryforwards;

•

JPMIM, JPMFM and JPMDS will waive their fees and/or reimburse expenses of the Funds, as needed, in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganization. These waivers and reimbursements will not include brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets; and

•	any potential dilutive factors of the Reorganization.

The Board considered the potential consequences to shareholders of the Funds from the Reorganization. In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them, and their determinations were made separately with respect to the Acquired Fund and the Acquiring Fund. The Trustees also took into account those interests of the Acquired Fund that were in common with those of the Acquiring Fund.

The Board noted that the principal investment objective of the Acquired Fund is to seek long-term capital appreciation and that the investment objective of the Acquiring Fund is long-term capital growth. The Board also noted that each Fund invests primarily in equity securities of mid cap companies and that the investment strategies and investment process of each Fund, as disclosed in each Fund’s prospectuses, are identical.

The Board noted information in its board materials explaining that due to higher Other Expenses of the Acquiring Fund, the Acquiring Fund’s gross expenses and fee waivers are higher than the Acquired Fund’s gross expenses and fee waivers for each corresponding class of shares. The Board noted favorably that it is anticipated that post-Reorganization, the Acquiring Fund will benefit from operational and administrative efficiencies and the spreading of fixed costs over a larger asset base, which may have the effect of reducing the gross expenses and fee waivers of the Acquiring Fund. The Board also noted favorably that JPMIM, JPMDS and JPMFM have contractually agreed to waive their fees or reimburse the expenses of the Acquiring Fund, as needed, in order to assure that, the total annual fund operating expenses after fee waivers and expense reimbursements for the Acquiring Fund is equal to or less than the total annual fund operating expenses after fee waivers and expense reimbursements (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) in effect immediately prior to the Reorganization for the corresponding class of the Acquired Fund. These contractual fee waivers or reductions and expense reimbursements will continue in effect through October 31, 2016. There is no guarantee such waivers/reimbursements will be continued after October 31, 2016. The Board also noted that JPMIM, JPMFM and/or JPMDS, will waive fees or reimburse the Funds for the costs and expenses of the Reorganization, as needed, except for brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets, which will be borne by the Funds.

The Board also noted that the Acquiring Fund had higher investment returns for the one year period ended December 31, 2012, and that the Acquired Fund and the Acquiring Fund have had similar investment results year-to-date, as reflected in the tables in the “INFORMATION ABOUT MANAGEMENT OF THE FUNDS — Performance of the Funds” section of this Prospectus/Information Statement. They also considered that the performance of the two Funds is substantially similar for periods since the same portfolio management team has been managing both the Acquired and the Acquiring Funds.

The Board also noted favorably that the Reorganization will be structured as a federal tax-free transaction for the Funds and their shareholders. For purposes of federal tax consequences to the Funds and their shareholders, there is not expected to be any significant adverse tax consequences for affected shareholders. Additionally, as a result of the Reorganization, the Acquired Fund and its shareholders are not expected to lose the benefit of certain tax losses that may be used to offset or defer the distribution of future gains as the Acquired Fund does not currently have capital loss carryforwards or net unrealized built-in loss. Furthermore, any Acquired Fund tax losses available after the application of the loss limitation rules would be spread over the larger asset base of the combined Fund, and the potential tax benefits would be spread over a larger shareholder base.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(5) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7) The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefore;

(8) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefore, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization date. These distributions will be taxable to shareholders.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Based on data through June 30, 2013, the Reorganization is not expected to result in loss limitations or loss forfeitures. However, the Reorganization is not expected to close until March 2014. As a result, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization. Further, the ability of each of the Acquired and Acquiring Funds to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of each the Acquired and Acquiring Funds, or both, expiring unused.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Adviser

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to each of the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 270 Park Avenue, New York, NY 10017. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), a bank holding company. The Reorganization, therefore, will not result in a change in the Acquired Fund’s investment adviser.

During the most recent fiscal year ended June 30, 2013, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Mid Cap Core Fund	0.64%
JPMorgan Mid Cap Equity Fund	0.63%

A discussion of the basis the Board used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the fiscal period ended December 31, 2012.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers.

Performance of the Funds

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

This section provides some indication of the risks of investing in the Funds. The bar chart shows how the performance of the Acquired Fund’s and Acquiring Fund’s Select Class Shares has varied from year to year for the past two calendar years for the Acquired Fund and the past ten calendar years for the Acquiring Fund. The tables show the average annual total returns for the past one year and life of the Fund for the Acquired Fund and the past one year, five years and ten years for the Acquiring Fund. The tables compare that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within each Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Select Class Shares. If the load were reflected, the performance figures would have been lower.

JPMorgan Mid Cap Core Fund (Select Class Shares)

Best Quarter	4th quarter, 2011	14.06%	Worst Quarter	3rd quarter, 2011	-17.94%

The JPMorgan Mid Cap Core Fund’s year-to-date total return through 9/30/13 was 25.59%.

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 11/30/10)
SELECT CLASS SHARES
Return Before Taxes	13.48%	10.00%
Return After Taxes on Distributions	13.04	9.76
Return After Taxes on Distributions and Sale of Fund Shares	9.14	8.51
CLASS A SHARES
Return Before Taxes	7.22	6.91
CLASS C SHARES
Return Before Taxes	11.56	9.16
CLASS R2 SHARES
Return Before Taxes	12.88	9.44
CLASS R5 SHARES
Return Before Taxes	13.75	10.22
CLASS R6 SHARES
Return Before Taxes	13.74	10.24
RUSSELL MIDCAP® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	17.28	10.64
LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	16.28	8.22

JPMorgan Mid Cap Equity Fund (Select Class Shares)

Best Quarter	3rd quarter, 2009	17.24%	Worst Quarter	4th quarter, 2008	-24.38%

The JPMorgan Mid Cap Equity Fund’s year-to-date total return through 9/30/13 was 25.09%.

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended December 31, 2012)
	Past 1 Year	Past 5 years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	18.10%	3.48%	9.93%
Return After Taxes on Distributions	17.87	3.15	8.73
Return After Taxes on Distributions and Sale of Fund Shares	12.07	2.87	8.39
CLASS A SHARES
Return Before Taxes	11.48	2.15	9.22
CLASS C SHARES
Return Before Taxes	16.07	2.93	9.63
RUSSELL MIDCAP® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	17.28	3.57	10.65
LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	16.28	3.11	9.27

After-tax returns are shown only for the Select Class Shares of each Fund, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situations and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ADDITIONAL INFORMATION ABOUT

THE ACQUIRING FUND AND ACQUIRED FUND

Information about the Acquiring Fund and the Acquired Fund is included in (i) the prospectuses of the J.P. Morgan U.S. Equity Funds dated November 1, 2013, as supplemented; (ii) the SAI for the J.P. Morgan U.S. Equity Funds dated November 1, 2013, as supplemented; and (iii) the Annual Report for each Fund for the 12-month period ended June 30, 2013.

Copies of these documents, the SAI related to this Prospectus/Information Statement and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Fund at (800) 480-4111, by writing to the relevant Fund at J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or (with the exception of the Prospectus/Information Statement) by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

JPMorgan Trust I is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights for the Acquiring Fund

The financial highlights of the Acquiring Fund are provided below, and are intended to help you understand the Acquiring Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Acquiring Fund’s financial statements, are included in the Fund’s annual report, which is incorporated herein by reference.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Year Ended June 30, 2013	$30.97	$0.10	(f)(g)	$7.36	$7.46	$(0.07)		$(0.26)	$(0.33)
Year Ended June 30, 2012	31.29	0.10	(f)(h)	(0.34)	(0.24)	(0.08)		—	(0.08)
Year Ended June 30, 2011	22.95	0.04	(f)	8.36	8.40	(0.06)		—	(0.06)
November 2, 2009 (i) through June 30, 2010	21.55	0.05		1.41	1.46	(0.06)		—	(0.06)

Class C
Year Ended June 30, 2013	30.75	(0.07	)(f)(g)	7.29	7.22	(0.00	)(j)	(0.26)	(0.26)
Year Ended June 30, 2012	31.16	(0.05	)(f)(h)	(0.35)	(0.40)	(0.01)		—	(0.01)
Year Ended June 30, 2011	22.93	(0.12	)(f)	8.37	8.25	(0.02)		—	(0.02)
November 2, 2009 (i) through June 30, 2010	21.55	(0.03)		1.41	1.38	—	(j)	—	— (j)

Select Class
Year Ended June 30, 2013	31.05	0.20	(f)(g)	7.40	7.60	(0.17)		(0.26)	(0.43)
Year Ended June 30, 2012	31.36	0.19	(f)(h)	(0.33)	(0.14)	(0.17)		—	(0.17)
Year Ended June 30, 2011	22.97	0.14	(f)	8.37	8.51	(0.12)		—	(0.12)
Year Ended June 30, 2010	18.97	0.12		4.00	4.12	(0.12)		—	(0.12)
Year Ended June 30, 2009	28.63	0.18		(8.37)	(8.19)	(0.17)		(1.30)	(1.47)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $0.05, $(0.10) and $0.14 for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.18%, (0.33)% and 0.48% for Class A, Class C and Select Class Shares, respectively.
(i)	Commencement of offering of class of shares.
(j)	Amount rounds to less than $0.01.

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$38.10	24.23%	$21,171	1.24%	0.27	%(g)	1.49%	67%
30.97	(0.76)	6,965	1.24	0.34	(h)	1.54	55
31.29	36.60	2,918	1.24	0.14		1.53	88

22.95	6.77	1,394	1.24	0.30		1.44	56

37.71	23.60	6,136	1.74	(0.21	)(g)	2.00	67
30.75	(1.29)	1,244	1.75	(0.18	)(h)	2.03	55
31.16	35.98	447	1.74	(0.40)		2.06	88

22.93	6.40	65	1.74	(0.23)		1.92	56

38.22	24.64	932,920	0.89	0.57	(g)	1.23	67
31.05	(0.42)	813,125	0.89	0.64	(h)	1.30	55
31.36	37.09	568,854	0.89	0.50		1.27	88
22.97	21.72	463,478	0.89	0.55		1.17	56
18.97	(28.02)	195,785	0.90	0.94		1.20	107

Distributor

JPMorgan Distribution Services, Inc. (“JPMDS”), whose address is 460 Polaris Parkway, Westerville, OH 43082, serves as distributor for the Funds. JPMDS is an affiliate of JPMIM and JPMorgan Chase Bank, N.A., and is a direct, wholly-owned subsidiary of JPMorgan Chase.

Administrator

JPMorgan Funds Management, Inc. (“JPMFM”), whose address is 460 Polaris Parkway, Westerville, OH 43082, provides administrative services for and oversees the other service providers of each Fund. JPMFM is an affiliate of JPMIM and is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMFM receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds complex plus 0.075% of average daily net assets of such Funds over $25 billion.

FORM OF ORGANIZATION

Each Fund is a series of JPMorgan Trust I, an open-end management investment company formed as a Delaware statutory trust on November 12, 2004 pursuant to a Declaration of Trust dated November 5, 2004. JPMorgan Trust I is governed by a Board of Trustees consisting of thirteen members.

CAPITALIZATION

Only shareholders of record at the close of business on [    ], [    ], will receive this Prospectus/Information Statement. Please see Appendix C for information pertaining to the interests of certain persons in the Funds.

The following table shows the capitalization of the Acquiring Fund and the Acquired Fund as of June 30, 2013, and on a pro forma basis as of that date, giving effect to the acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquired Fund, which would have occurred at July 1, 2013 in connection with the Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	Pro Forma Adjustments	JPMorgan Mid Cap Equity Fund (Pro Forma Combined)
Class A
Net Assets (000’s)	$28,329	$21,171	$—	$49,500
Shares Outstanding (000’s)	1,375	556	(631)	1,300
Net Asset Value Per Share**	$20.60	$38.10		$38.10

Class C
Net Assets (000’s)	$422	$6,136	$—	$6,558
Shares Outstanding (000’s)	21	163	(10)	174
Net Asset Value Per Share**	$20.49	$37.71		$37.71

Select Class
Net Assets (000’s)	$432,810	$932,920	$—	$1,365,730
Shares Outstanding (000’s)	20,920	24,406	(9,596)	35,730
Net Asset Value Per Share**	$20.69	$38.22		$38.22

	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	Pro Forma Adjustments	JPMorgan Mid Cap Equity Fund (Pro Forma Combined)
Class R2*
Net Assets (000’s)	$210	$—	$—	$210
Shares Outstanding (000’s)	10	—	(4)	6
Net Asset Value Per Share**	$20.55	$—		$38.10

Class R5*
Net Assets (000’s)	$71	$—	$—	$71
Shares Outstanding (000’s)	3	—	(1)	2
Net Asset Value Per Share**	$20.75	$—		$38.22

Class R6*
Net Assets (000’s)	$401,578	$—	$—	$401,578
Shares Outstanding (000’s)	19,357	—	(8,850)	10,507
Net Asset Value Per Share**	$20.75			$38.22

*	The Acquiring Fund’s Class R2, Class R5 and Class R6 Shares have not yet commenced operations as of the date of this Prospectus/Information Statement, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Acquiring Fund’s Class R2, Class R5 and Class R6 Shares.

**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

DIVIDENDS AND DISTRIBUTIONS

The Acquiring Fund generally distributes net investment income, if any, at least quarterly. The Acquired Fund generally distributes net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

Fund shareholders three options for distributions. Fund shareholders may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If an option is not selected when an account is opened, all distributions will be reinvested. If distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which they are received.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Fund shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of J.P. Morgan Funds at 270 Park Avenue, New York, NY 10017, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036 (or other suitable counsel).

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AMONG SERIES OF JPMORGAN TRUST I

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about JPMorgan Trust I, a Delaware statutory trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this             day of             , 2014, by JPMorgan Trust I, a Delaware statutory trust (the “Trust”), on behalf of the JPMorgan Mid Cap Equity Fund (the “Acquiring Fund”) and the JPMorgan Mid Cap Core Fund (the “Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (3) the distribution of the Acquiring Fund Shares to the Shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of such Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund, and that the interests of the existing Shareholders of the Acquiring Fund will not be diluted as a result of these transactions; and

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing Shareholders of the Acquired Fund will not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATION

1.1 Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund of the respective class (the “Merger Shares”) set forth on Schedule A having an aggregate net asset value equal to the value of the properties and assets of the Acquired Fund attributable to the shares of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund attributable to those shares of the Acquired Fund as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The property and assets of the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to its Shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets of the Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of the Acquiring Fund Shares shall be determined to four decimal places on the Valuation Date, using the valuation procedures established by the Board of Trustees of the Trust (the “Board”).

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to the Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be [March 7,] 2014, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., New York time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 The Acquired Fund shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the

Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of the Acquired Fund deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 The Acquired Fund shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the

Acquiring Fund is impracticable (in the judgment of the Board of either the Acquired or Acquiring Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Fund in Schedule 4.1 to this Agreement, the Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust (collectively, the “Charter”), as amended, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of the Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as disclosed on Schedule 4.1, the Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2013, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Schedule of Investments for the six months ended December 31, 2013 of the Acquired Fund (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since June 30, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment policies. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquired Fund has distributed or, with respect to its taxable year most recently ended and its taxable year ending on the Closing Date, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust, on behalf of the Acquired Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The combined prospectus and information statement (“Prospectus/Information Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and the Trust, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Prospectus/Information Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Acquired Fund in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2.

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or by-laws of the Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at June 30, 2013, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied. Such statements, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Schedule of Investments for the six months ended December 31, 2013 of the Acquiring Fund (true and correct copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since June 30, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment policies. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, as applicable, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation, the Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquiring Fund has distributed or, with respect to its taxable year most recently ended, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(k) All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Prospectus/Information Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, the Trust and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Prospectus/Information Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

The Acquiring Fund and the Acquired Fund hereby further covenant as follows:

5.1 Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6 Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7 The Acquired Fund covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.8 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.9 The Acquiring Fund shall not change its Charter, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at their own election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as the Acquired Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund has title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquired Fund’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and the Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Fund shall reasonably request.

6.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at their own election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust, on behalf of the Acquired Fund. The Trust shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by the President or Vice President and the Treasurer or Assistant Treasurer of the Trust, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4 With respect to the Reorganization, the parties shall have received an opinion of Dechert LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code; (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) The Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; (iv) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset); (v) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund in liquidation; (vi) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares; (vii) The aggregate tax basis of Acquiring Fund Shares that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (viii) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period during which the Acquired Fund

Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets. Dechert LLP will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Dechert LLP’s opinion. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.5 The Acquiring Fund and the Acquired Fund shall have received the opinion of Dechert LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to the Acquiring Fund and the Acquired Fund) substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the Acquiring Fund, and its authorized officers, (a) The Trust is duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquired Fund by and on behalf of the Acquiring Fund of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; (b) the Trust is a duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquiring Fund by and on behalf of the Acquired Fund of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(c) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and the Acquired Fund and, assuming the Registration Statement and Prospectus/Information Statement comply with applicable federal securities laws, constitutes the valid and binding obligation of the Acquiring Fund and Acquired Fund, enforceable against the Acquiring Fund and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (d) the Acquiring Fund Shares to be issued for transfer to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by the Acquiring Fund against delivery of all of the assets of the Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or by-laws of the Trust, or result in a violation of the terms and provision of the agreements to which the Trust or the Acquiring Fund or the Acquired Fund is a party or by which either the Trust, the Acquiring Fund or the Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal, Delaware state court or governmental body is required for the consummation by the Trust, the Acquiring Fund and the Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (f) to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquiring Fund or Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, neither the Trust nor the Acquiring Fund or Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no legal or governmental proceeding relating to the Trust, the Acquiring Fund or the Acquired Fund pending on or before the date of mailing of the Prospectus/Information Statement or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (g) the Trust is registered with the Commission as an investment company under the 1940 Act; and (h) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (1) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (2) no proceedings for that purpose have been instituted or threatened by the Commission.

8.6 The Assets of the Acquired Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Charter or of investment policies disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.0	INDEMNIFICATION

9.1 The Acquiring Fund, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund, as applicable of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Fund, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense

(or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.0	BROKERAGE FEES AND BROKERAGE EXPENSES

10.1 The Trust, on behalf of the Acquired Fund and Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Prospectus/Information Statement, legal fees, accounting fees, and securities registration fees. The costs of the Reorganization will not include brokerage fees and brokerage expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to the Acquiring Fund or the Acquired Fund by resolution of the Board of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust, at 270 Park Avenue, New York, NY 10017, to the attention of the Trust’s secretary and with a copy to Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, attn: Jon S. Rand.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, the Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to the Acquiring Fund Shares. The Acquired Fund shall provide the Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

[THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMorgan Trust I, on behalf of its series on Schedule A
By:
Name:
Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	JPMorgan Distribution Services, Inc.
By:	By:
Name:	Name:
Title:	Title:

JPMorgan Funds Management, Inc.
By:
Name:
Title:

Schedule A

Acquired Fund		Acquiring Fund
JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund
Class A	g	Class A
Class C	g	Class C
Select Class	g	Select Class
Class R2	g	Class R2
Class R5	g	Class R5
Class R6	g	Class R6

APPENDIX B

HOW TO DO BUSINESS WITH THE ACQUIRING FUND AND SHAREHOLDER INFORMATION

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares.

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, or custodial capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Class R2 Shares of the Fund may be purchased by retirement plans. Class R5 Shares of the Fund may be purchased by retirement plans, 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R6 Shares may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the “Investment Manager”), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (“Authorized Funds”).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, “Eligible Plans”). To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i) whose investments in the Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii) whose Discretionary Account’s initial investment in the Fund is at least $5,000,000.

Direct Investors. Class R6 Shares also may be purchased by investors who are individuals, institutions, trusts, and foundations whose initial investment is at least $15,000,000 per Fund (“Direct Investors”). Direct Investors do not include custody and other omnibus accounts held by a Financial Intermediary for the benefit of multiple underlying, unrelated investors.

College Savings Plans. To be eligible to invest in Class R5 and Class R6 Shares, 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of the Fund.

Class R2, Class R5 and Class R6 Share accounts may be opened either directly with the Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing shareholder service fees.

•

The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares

For further information on investment minimums or eligibility, please call 1-800-480-4111.

Shares of the Funds have not been registered for sale outside of the United States. This Prospectus/Information Statement is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

What does it mean that the Fund is publicly offered on a limited basis?

Effective as of January 3, 2014, the Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund, except as described below:

•

Shareholders of record of the Fund as of January 3, 2014 are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in that Fund;

•	Shareholders of record of the Fund as of January 3, 2014 are able to add to their existing Fund accounts through exchanges from other J.P. Morgan Funds;

•

Group employer benefit plans, including 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans), which have the Fund available to participants on or before January 3, 2014, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. New group employer benefit plans, including 401(k), 403(b) and 457 plans and health savings account programs (and their successor, related and affiliated plans), may also establish new accounts with the Fund, provided the new plans have approved and selected the Fund as an investment option by January 3, 2014 and the plan has also been accepted for investment by the Fund and its distributor by January 3, 2014. Accounts under the new plans may be funded subsequent to January 3, 2014, but no later than January 31, 2015;

•

Approved discretionary fee-based advisory programs, in which the program’s sponsor has full authority to make investment changes without approval from the shareholder, may continue to utilize the Fund for new and existing program accounts. These programs must be accepted for continued investment by the Fund and its distributor by January 3, 2014. Other fee-based advisory programs may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts after January 3, 2014;

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund;

•

Section 529 college savings plans currently utilizing the Fund may do so for new and existing accounts. In order to be eligible, the plan must hold their shares through plan level or omnibus accounts held on the books of the Fund.

•	In addition, shareholders of the JPMorgan Mid Cap Core Fund will receive shares of the Fund upon completion of the Fund merger described in this Prospectus/Information Statement.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible group employer benefit plans and accounts in approved discretionary fee-based advisory programs and Section 529 college savings plans.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another J.P. Morgan Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (“ET”) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the

Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Fund’s SAI, dated November 1, 2013, as supplemented, for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This Prospectus/Information Statement offers Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares. Class A and Class C Shares are available to the general public. Select Class, Class R2, Class R5 and Class R6 Shares are available to those investors meeting the classes’ minimum and/or eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Prospectus/Information Statement entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more, and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (“CDSC”) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class Shares. The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Class R2 Shares

Class R2 Shares do not have any sales charges. Class R2 Shares have higher Rule 12b-1 fees than Class A Shares. You must meet the eligibility requirement to purchase Class R2 Shares. The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Class R5 Shares

Class R5 Shares do not have any sales charges or Rule 12b-1 fees. You must meet the eligibility requirement to purchase Class R5 Shares. The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Class R6 Shares

Class R6 Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Class R6 Shares. The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Class R6 Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this Prospectus/Information Statement.

You should also consider the Rule 12b-1 fees, which are lower for Class A and Class R2 Shares than Class C Shares; however, Select Class, Class R5 and Class R6 Shares have no Rule 12b-1 fees.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Fund’s SAI, dated November 1, 2013, as supplemented.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes price at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchange are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this Prospectus/Information Statement. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Class R2 and Class R5 Shares may be purchased through Financial Intermediaries for eligible entities, directly from the Fund. Class R2 and Class R5 Shares are not subject to a minimum investment requirement. There are no minimum levels for subsequent purchases.

Class R6 Shares of the Fund are subject to a $5,000,000 minimum investment for all Discretionary Account Investors and a $15,000,000 minimum investment requirement for all Direct Investors. There is no minimum requirement for Eligible Plans, Section 529 college savings plans, JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, JPMorgan Access Funds and Authorized Funds. If you are subject to an applicable minimum, you are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases. The Fund reserves the right to waive any initial investment minimum for Direct Investors. For further information on investment minimum waivers, call 1-800-480-4111.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account

Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class, Class R2, Class R5 and Class R6 Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “INFORMATION ABOUT MANAGEMENT OF THE FUNDS” in this Prospectus/Information Statement.

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

Total Sales Charge For the Fund

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charges for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the SAI, dated November 1, 2013, as supplemented, of the Fund for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund or your Financial Intermediary, and you must inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s SAI, dated November 1, 2013, as supplemented. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the SAI, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code.)

5.	Bought by:

•

Group employer-sponsored retirement and deferred compensation plans, and group employer-sponsored benefit plans (including health savings accounts) and trusts used to fund those plans. To be eligible, shares must be held through plan level or omnibus accounts with the Fund. Traditional IRAs, Roth IRAs, SEP, SARSEPs, SIMPLE IRAs, KEOGH’s, individual 401(k) or individual 403(b) plans do not qualify under this waiver.

•

Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, who act in a custodial capacity or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of an financial advisor; these programs may or may not charge a transaction fee.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

6.	Bought with proceeds from the sale of Select Class Shares of J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.

Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

10.	Purchased in certain Individual Retirement Accounts (“IRAs”), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Fund’s IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares of the Fund within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares of the Fund, the CDSC is based on the original cost of the shares.

You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a Sales Charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A, Class C and Class R2 Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

3.	Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the Fund’s average daily net assets attributable to Class R2 Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. Beginning on or after November 30, 2010, the J.P. Morgan Funds will no longer enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares, if available, of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of that Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

Class R6 Shares of the Fund may be exchanged for Class R6 Shares of other J.P. Morgan Funds or any other class of the same Fund, subject to any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except there is no CDSC on Class C Shares of JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”) purchased prior to September 3, 2013.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Bond Funds purchased prior to September 3, 2013, is carried over to your new shares.

3.	If you exchange Class C Shares purposed prior to September 3, 2013 of one of the Short Bond Funds, your new Class C Shares shall be deemed to be held for the required holding period applicable to your new Class C Shares and no CDSC shall be charged.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days,

the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s SAI, dated November 1, 2013, as supplemented. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts in Class A, Class C and Select Class Shares, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this Prospectus/Information Statement. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

With respect to Class R2, Class R5 and Class R6 Shares, the Fund reserves the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this Prospectus/Information Statement.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (“SEC”) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Fund’s SAI, dated November 1, 2013, as supplemented for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally distributes net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, if you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the distributions.

The Fund’s investment in certain REIT securities, debt securities, mortgage-backed securities, and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which the Fund can invest in master limited partnerships is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Any increase in the principal amount of a floating-rate debt security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

Please see the SAI of the Fund, dated November 1, 2013, as supplemented, for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Fund’s SAI, dated November 1, 2013, as supplemented.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as you cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees for the Fund have delegated the authority to vote proxies for securities owned by the Fund to the Fund’s adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, dated November 1, 2013, as supplemented.

APPENDIX C

INTERESTS OF CERTAIN PERSONS

As of [                ], 2013, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Fund or Acquiring Fund. Shareholders indicated below holding greater than 25% or more of a Fund are “controlling persons” of that Fund under the 1940 Act.

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund After Reorganization*
JPMORGAN MID CAP CORE FUND
JPMORGAN MID CAP EQUITY FUND
*	On a pro forma basis assuming the value of the shareholder’s interest in the Fund on the date of consummation is the same as on [ ], 2013.

As of [                ], 2013, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding securities of the each Fund.

The votes of the shareholders of the Acquired Fund and Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

C-1

PART B

JPMORGAN TRUST I

Statement of Additional Information

[    ], [    ]

Acquired Fund	Acquiring Fund

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund
(a series of JPMorgan Trust I)	(a series of JPMorgan Trust I)
270 Park Avenue	270 Park Avenue
New York, New York 10017	New York, New York 10017

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [    ], [    ], relating specifically to the transfer of all the assets of the Acquired Fund to the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund.

To obtain a copy of the Prospectus/Information Statement, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528 or call 866-963-6135. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Prospectus/Information Statement.

1.	General Information	1

2.	Documents Incorporated by Reference, including Financial Statements	1

3.	Pro Forma Financial Statements and Notes for JPMorgan Mid Cap Core Fund and JPMorgan Mid Cap Equity Fund	1

GENERAL INFORMATION

For further information about the Reorganization, see the Prospectus/Information Statement.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The information concerning the Acquired Fund in the Statement of Additional Information for the J.P. Morgan U.S. Equity Funds’ dated November 1, 2013, as supplemented; and

2.	The Financial Statements of the Acquired Fund in the J.P. Morgan U.S. Equity Funds’ Annual Report filed for the year ended June 30, 2013.

3.	The information concerning the Acquiring Fund in the Statement of Additional Information for the J.P. Morgan U.S. Equity Funds’ dated November 1, 2013, as supplemented; and

4.	The Financial Statements of the Acquiring Fund as included in the J.P. Morgan U.S. Equity Funds’ Annual Report filed for the year ended June 30, 2013.

PRO FORMA FINANCIAL STATEMENTS AND NOTES FOR JPMORGAN

MID CAP CORE FUND AND JPMORGAN MID CAP EQUITY FUND

Shown below are the financial statements for the Reorganization as of the dates indicated and pro forma financial statements for the combined Fund (the “Combined Fund”), assuming the Reorganization occurred on June 30, 2013 and with respect to the Statements of Operations as if the Reorganization occurred on July 1, 2012. The first table presents a Schedule of Portfolio Investments for each Fund and pro forma figures for the Combined Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

1

JPMorgan Mid Cap Core Fund/JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments

As of June 30, 2013 (Unaudited)

(Amounts in thousands)

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Common Stock — 97.7%
				Consumer Discretionary — 21.8%
				Automobiles — 1.3%
146	7,984	158	8,672	Harley-Davidson, Inc.	304	16,656
31	3,352	34	3,653	Tesla Motors, Inc. (a)	65	7,005

177	11,336	192	12,325		369	23,661

				Distributors — 0.4%
47	3,648	52	4,062	Genuine Parts Co.	99	7,710

				Hotels, Restaurants & Leisure — 2.6%
40	2,030	43	2,179	Darden Restaurants, Inc.	83	4,209
269	10,849	299	12,055	Marriott International, Inc., Class A	568	22,904
49	6,234	55	6,976	Wynn Resorts Ltd.	104	13,210
53	3,703	53	3,700	Yum! Brands, Inc.	106	7,403

411	22,816	450	24,910		861	47,726

				Household Durables — 1.3%
41	1,784	49	2,154	Jarden Corp. (a)	90	3,938
84	9,435	92	10,352	Mohawk Industries, Inc. (a)	176	19,787

125	11,219	141	12,506		266	23,725

				Internet & Catalog Retail — 0.8%
69	4,178	76	4,585	Expedia, Inc.	145	8,763
41	2,498	46	2,782	TripAdvisor, Inc. (a)	87	5,280

110	6,676	122	7,367		232	14,043

				Media — 2.1%
44	741	51	858	Cablevision Systems Corp., Class A	95	1,599
67	3,286	72	3,523	CBS Corp. (Non-Voting), Class B	139	6,809
108	802	115	859	Clear Channel Outdoor Holdings, Inc., Class A (a)	223	1,661
52	4,015	57	4,363	Discovery Communications, Inc., Class A (a)	109	8,378
126	5,336	142	6,042	DISH Network Corp., Class A	268	11,378
59	1,446	59	1,444	Gannett Co., Inc.	118	2,890
51	3,022	54	3,211	Madison Square Garden Co. (The), Class A (a)	105	6,233

507	18,648	550	20,300		1,057	38,948

				Multiline Retail — 1.4%
87	5,444	96	5,982	Family Dollar Stores, Inc.	183	11,426
132	6,675	150	7,566	Kohl’s Corp.	282	14,241

219	12,119	246	13,548		465	25,667

				Specialty Retail — 9.1%
16	6,659	18	7,550	AutoZone, Inc. (a)	34	14,209
85	6,026	96	6,828	Bed Bath & Beyond, Inc. (a)	181	12,854
85	3,577	94	3,930	GameStop Corp., Class A	179	7,507
154	6,444	162	6,777	Gap, Inc. (The)	316	13,221
130	5,756	142	6,256	GNC Holdings, Inc., Class A	272	12,012
99	11,093	105	11,780	O’Reilly Automotive, Inc. (a)	204	22,873
62	4,163	70	4,670	PetSmart, Inc.	132	8,833
102	6,611	110	7,142	Ross Stores, Inc.	212	13,753

See notes to pro forma financial statements

2

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
35	2,579	39	2,835	Tiffany & Co.	74	5,414
83	4,160	89	4,464	TJX Cos., Inc.	172	8,624
51	5,939	54	6,304	Tractor Supply Co.	105	12,243
130	5,233	141	5,687	Urban Outfitters, Inc. (a)	271	10,920
198	11,077	215	12,011	Williams-Sonoma, Inc.	413	23,088

1,230	79,317	1,335	86,234		2,565	165,551

				Textiles, Apparel & Luxury Goods — 2.8%
73	4,750	79	5,166	Lululemon Athletica, Inc., (Canada) (a)	152	9,916
127	7,858	136	8,447	Michael Kors Holdings Ltd., (Hong Kong) (a)	263	16,305
35	4,360	39	4,931	PVH Corp.	74	9,291
57	3,374	60	3,582	Under Armour, Inc., Class A (a)	117	6,956
21	4,086	22	4,294	V.F. Corp.	43	8,380

313	24,428	336	26,420		649	50,848

3,139	190,207	3,424	207,672	Total Consumer Discretionary	6,563	397,879

				Consumer Staples — 2.9%
				Beverages — 1.2%
75	4,742	82	5,188	Beam, Inc.	157	9,930
32	2,145	36	2,414	Brown-Forman Corp., Class B	68	4,559
81	3,713	88	4,064	Dr. Pepper Snapple Group, Inc.	169	7,777

188	10,600	206	11,666		394	22,266

				Food Products — 0.9%
45	4,021	48	4,309	Hershey Co. (The)	93	8,330
12	1,207	13	1,300	JM Smucker Co. (The)	25	2,507
162	2,629	176	2,857	WhiteWave Foods Co., Class A (a)	338	5,486

219	7,857	237	8,466		456	16,323

				Household Products — 0.4%
38	3,825	42	4,191	Energizer Holdings, Inc.	80	8,016

				Personal Products — 0.4%
162	3,409	178	3,739	Avon Products, Inc.	340	7,148

607	25,691	663	28,062	Total Consumer Staples	1,270	53,753

				Energy — 5.7%
				Energy Equipment & Services — 1.0%
61	3,712	66	4,033	Cameron International Corp. (a)	127	7,745
69	4,982	75	5,415	Oceaneering International, Inc.	144	10,397

130	8,694	141	9,448		271	18,142

				Oil, Gas & Consumable Fuels — 4.7%
91	6,463	100	7,109	Cabot Oil & Gas Corp.	191	13,572
65	5,417	70	5,886	Concho Resources, Inc. (a)	135	11,303
72	3,739	76	3,935	Devon Energy Corp.	148	7,674
—	—	128	6,666	Energen Corp.	128	6,666
57	4,563	65	5,161	EQT Corp.	122	9,724
91	2,350	98	2,550	PBF Energy, Inc.	189	4,900
76	4,241	82	4,588	Plains All American Pipeline LP	158	8,829
106	2,942	119	3,319	QEP Resources, Inc.	225	6,261
53	4,075	57	4,431	Range Resources Corp.	110	8,506
119	3,864	125	4,063	Williams Cos., Inc. (The)	244	7,927

730	37,654	920	47,708		1,650	85,362

860	46,348	1,061	57,156	Total Energy	1,921	103,504

See notes to pro forma financial statements

3

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Financials — 18.7%
				Capital Markets — 4.4%
84	6,794	89	7,207	Ameriprise Financial, Inc.	173	14,001
209	4,399	227	4,781	Blackstone Group LP (The)	436	9,180
214	4,533	227	4,809	Charles Schwab Corp. (The)	441	9,342
167	5,312	184	5,840	Invesco Ltd.	351	11,152
102	3,279	111	3,565	Lazard Ltd., (Bermuda), Class A	213	6,844
70	4,039	79	4,565	Northern Trust Corp.	149	8,604
144	10,524	153	11,210	T. Rowe Price Group, Inc.	297	21,734

990	38,880	1,070	41,977		2,060	80,857

				Commercial Banks — 4.6%
50	3,162	50	3,158	City National Corp.	100	6,320
32	2,143	32	2,140	Cullen/Frost Bankers, Inc.	64	4,283
132	3,625	145	3,993	East West Bancorp, Inc.	277	7,618
341	6,160	387	6,980	Fifth Third Bancorp	728	13,140
55	2,123	63	2,426	First Republic Bank	118	4,549
231	1,817	264	2,077	Huntington Bancshares, Inc.	495	3,894
88	9,787	97	10,795	M&T Bank Corp.	185	20,582
50	4,143	55	4,566	Signature Bank (a)	105	8,709
142	4,474	160	5,060	SunTrust Banks, Inc.	302	9,534
85	2,467	96	2,774	Zions Bancorporation	181	5,241

1,206	39,901	1,349	43,969		2,555	83,870

				Diversified Financial Services — 0.8%
113	6,867	123	7,464	Moody’s Corp.	236	14,331

				Insurance — 5.7%
10	3,833	12	4,431	Alleghany Corp. (a)	22	8,264
54	3,475	59	3,771	Aon plc, (United Kingdom)	113	7,246
115	5,269	125	5,727	Axis Capital Holdings Ltd., (Bermuda)	240	10,996
49	4,118	47	3,974	Chubb Corp. (The)	96	8,092
119	3,664	134	4,139	Hartford Financial Services Group, Inc.	253	7,803
164	7,264	186	8,238	Loews Corp.	350	15,502
184	7,342	202	8,064	Marsh & McLennan Cos., Inc.	386	15,406
190	2,448	214	2,759	Old Republic International Corp.	404	5,207
22	311	23	328	OneBeacon Insurance Group Ltd., Class A	45	639
146	4,301	166	4,863	Unum Group	312	9,164
88	3,599	96	3,938	W.R. Berkley Corp.	184	7,537
125	3,786	144	4,375	XL Group plc, (Ireland)	269	8,161

1,266	49,410	1,408	54,607		2,674	104,017

				Real Estate Investment Trusts (REITs) — 2.2%
171	2,154	184	2,311	Annaly Capital Management, Inc.	355	4,465
79	3,602	88	3,980	HCP, Inc.	167	7,582
111	2,372	119	2,546	Kimco Realty Corp.	230	4,918
86	3,233	93	3,512	Prologis, Inc.	179	6,745
60	3,031	67	3,424	Regency Centers Corp.	127	6,455
50	4,129	60	4,983	Vornado Realty Trust	110	9,112

557	18,521	611	20,756		1,168	39,277

				Real Estate Management & Development — 0.5%
171	2,852	193	3,220	Brookfield Office Properties, Inc.	364	6,072
62	1,446	68	1,593	CBRE Group, Inc., Class A (a)	130	3,039

233	4,298	261	4,813		494	9,111

See notes to pro forma financial statements

4

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Thrifts & Mortgage Finance — 0.5%
23	279	27	323	Capitol Federal Financial, Inc.	50	602
132	1,206	145	1,324	Hudson City Bancorp, Inc.	277	2,530
181	2,697	203	3,024	People’s United Financial, Inc.	384	5,721
336	4,182	375	4,671		711	8,853

4,701	162,059	5,197	178,257	Total Financials	9,898	340,316

				Health Care — 10.0%
				Biotechnology — 1.9%
29	2,666	31	2,896	Alexion Pharmaceuticals, Inc. (a)	60	5,562
48	5,178	52	5,701	Onyx Pharmaceuticals, Inc. (a)	100	10,879
13	2,878	14	3,216	Regeneron Pharmaceuticals, Inc. (a)	27	6,094
68	5,455	75	5,974	Vertex Pharmaceuticals, Inc. (a)	143	11,429

158	16,177	172	17,787		330	33,964

				Health Care Equipment & Supplies — 0.9%
87	3,221	97	3,574	CareFusion Corp. (a)	184	6,795
69	4,552	75	4,954	Sirona Dental Systems, Inc. (a)	144	9,506

156	7,773	172	8,528		328	16,301

				Health Care Providers & Services — 3.9%
70	3,910	79	4,420	AmerisourceBergen Corp.	149	8,330
172	4,540	187	4,934	Brookdale Senior Living, Inc. (a)	359	9,474
84	6,064	90	6,497	Cigna Corp.	174	12,561
29	3,467	31	3,769	DaVita HealthCare Partners, Inc. (a)	60	7,236
103	3,281	112	3,564	Health Net, Inc. (a)	215	6,845
33	3,182	38	3,591	Henry Schein, Inc. (a)	71	6,773
114	9,579	125	10,533	Humana, Inc.	239	20,112

605	34,023	662	37,308		1,267	71,331

				Life Sciences Tools & Services — 1.8%
151	6,445	167	7,158	Agilent Technologies, Inc.	318	13,603
175	2,826	190	3,072	Bruker Corp. (a)	365	5,898
83	6,234	90	6,749	Illumina, Inc. (a)	173	12,983

409	15,505	447	16,979		856	32,484

				Pharmaceuticals — 1.5%
44	5,579	49	6,134	Actavis, Inc. (a)	93	11,713
89	7,644	97	8,307	Valeant Pharmaceuticals International, Inc. (a)	186	15,951

133	13,223	146	14,441		279	27,664

1,461	86,701	1,599	95,043	Total Health Care	3,060	181,744

				Industrials — 14.8%
				Airlines — 0.6%
299	5,594	328	6,139	Delta Air Lines, Inc. (a)	627	11,733

				Building Products — 1.0%
215	8,332	241	9,339	Fortune Brands Home & Security, Inc.	456	17,671

				Commercial Services & Supplies — 0.8%
39	1,312	42	1,427	Republic Services, Inc.	81	2,739
55	6,052	60	6,577	Stericycle, Inc. (a)	115	12,629

94	7,364	102	8,004		196	15,368

				Construction & Engineering — 0.6%
87	5,178	96	5,694	Fluor Corp.	183	10,872

See notes to pro forma financial statements

5

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Electrical Equipment — 2.3%
61	4,622	67	5,022	Acuity Brands, Inc.	128	9,644
104	4,403	118	4,981	AMETEK, Inc.	222	9,384
93	3,457	102	3,783	Generac Holdings, Inc.	195	7,240
28	2,798	31	3,089	Hubbell, Inc., Class B	59	5,887
68	4,407	75	4,890	Regal-Beloit Corp.	143	9,297

354	19,687	393	21,765		747	41,452

				Industrial Conglomerates — 1.3%
182	11,361	199	12,390	Carlisle Cos., Inc.	381	23,751

				Machinery — 3.2%
95	5,104	102	5,525	Flowserve Corp.	197	10,629
93	4,978	101	5,455	IDEX Corp.	194	10,433
115	7,666	127	8,443	Pall Corp.	242	16,109
104	1,745	117	1,964	Rexnord Corp. (a)	221	3,709
53	4,697	59	5,315	Snap-on, Inc.	112	10,012
68	3,644	75	4,004	Wabtec Corp.	143	7,648

528	27,834	581	30,706		1,109	58,540

				Marine — 0.6%
66	5,258	72	5,719	Kirby Corp. (a)	138	10,977

				Professional Services — 1.0%
77	4,556	85	5,003	Equifax, Inc.	162	9,559
123	4,145	134	4,505	Nielsen Holdings N.V.	257	8,650

200	8,701	219	9,508		419	18,209

				Road & Rail — 1.3%
34	4,127	37	4,491	Canadian Pacific Railway Ltd., (Canada)	71	8,618
99	7,173	108	7,802	J.B. Hunt Transport Services, Inc.	207	14,975

133	11,300	145	12,293		278	23,593

				Trading Companies & Distributors — 2.1%
161	4,447	176	4,845	Air Lease Corp.	337	9,292
214	4,019	236	4,442	HD Supply Holdings, Inc. (a)	450	8,461
125	9,656	137	10,626	MSC Industrial Direct Co., Inc., Class A	262	20,282

500	18,122	549	19,913		1,049	38,035

2,658	128,731	2,925	141,470	Total Industrials	5,583	270,201

				Information Technology — 13.5%
				Communications Equipment — 0.8%
136	2,083	149	2,281	Aruba Networks, Inc. (a)	285	4,364
38	2,621	41	2,849	F5 Networks, Inc. (a)	79	5,470
63	2,660	69	2,892	Palo Alto Networks, Inc. (a)	132	5,552

237	7,364	259	8,022		496	15,386

				Electronic Equipment, Instruments & Components — 2.3%
173	13,505	192	14,971	Amphenol Corp., Class A	365	28,476
140	5,584	154	6,121	Arrow Electronics, Inc. (a)	294	11,705
48	899	53	994	CDW Corp. (a)	101	1,893

361	19,988	399	22,086		760	42,074

				Internet Software & Services — 1.5%
105	4,459	113	4,825	Akamai Technologies, Inc. (a)	218	9,284
30	5,420	33	5,866	LinkedIn Corp., Class A (a)	63	11,286

See notes to pro forma financial statements

6

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
44	2,833	48	3,044	OpenTable, Inc. (a)	92	5,877

179	12,712	194	13,735		373	26,447

				IT Services — 2.7%
44	8,038	49	8,798	Alliance Data Systems Corp. (a)	93	16,836
130	3,007	141	3,267	CoreLogic, Inc. (a)	271	6,274
81	6,602	89	7,227	FleetCor Technologies, Inc. (a)	170	13,829
117	5,536	132	6,219	Jack Henry & Associates, Inc.	249	11,755

372	23,183	411	25,511		783	48,694

				Semiconductors & Semiconductor Equipment — 4.2%
141	6,364	156	7,012	Analog Devices, Inc.	297	13,376
374	5,575	405	6,031	Applied Materials, Inc.	779	11,606
202	7,558	220	8,216	Avago Technologies Ltd., (Sigapore)	422	15,774
101	5,618	110	6,149	KLA-Tencor Corp.	211	11,767
297	11,747	328	13,007	Xilinx, Inc.	625	24,754

1,115	36,862	1,219	40,415		2,334	77,277

				Software — 2.0%
96	4,591	104	4,988	Red Hat, Inc. (a)	200	9,579
50	1,948	55	2,115	SolarWinds, Inc. (a)	105	4,063
70	3,236	76	3,514	Splunk, Inc. (a)	146	6,750
114	4,087	129	4,622	Synopsys, Inc. (a)	243	8,709
54	3,435	58	3,711	Workday, Inc., Class A (a)	112	7,146

384	17,297	422	18,950		806	36,247

2,648	117,406	2,904	128,719	Total Information Technology	5,552	246,125

				Materials — 5.5%
				Chemicals — 3.7%
52	4,928	58	5,579	Airgas, Inc.	110	10,507
81	5,066	92	5,736	Albemarle Corp.	173	10,802
43	6,354	48	7,086	PPG Industries, Inc.	91	13,440
65	11,548	73	12,805	Sherwin-Williams Co. (The)	138	24,353
53	4,281	60	4,842	Sigma-Aldrich Corp.	113	9,123

294	32,177	331	36,048		625	68,225

				Containers & Packaging — 1.8%
175	7,254	191	7,942	Ball Corp.	366	15,196
40	3,998	46	4,620	Rock Tenn Co., Class A	86	8,618
92	4,305	104	4,871	Silgan Holdings, Inc.	196	9,176

307	15,557	341	17,433		648	32,990

601	47,734	672	53,481	Total Materials	1,273	101,215

				Telecommunication Services — 0.1%
				Wireless Telecommunication Services — 0.1%
51	1,266	59	1,466	Telephone & Data Systems, Inc.	110	2,732

				Utilities — 4.6%
				Electric Utilities — 1.6%
87	4,171	96	4,606	Edison International	183	8,777
46	1,082	51	1,196	NV Energy, Inc.	97	2,278
136	4,360	151	4,813	Westar Energy, Inc.	287	9,173
159	4,492	175	4,960	Xcel Energy, Inc.	334	9,452

428	14,105	473	15,575		901	29,680

See notes to pro forma financial statements

7

JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund			Pro Forma Combined	Pro Forma Combined
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Gas Utilities — 0.3%
109	2,600	120	2,871	Questar Corp.	229	5,471

				Multi-Utilities — 2.7%
188	4,418	213	5,000	CenterPoint Energy, Inc.	401	9,418
166	4,509	183	4,978	CMS Energy Corp.	349	9,487
173	4,962	190	5,445	NiSource, Inc.	363	10,407
68	5,599	74	6,013	Sempra Energy	142	11,612
89	3,655	103	4,224	Wisconsin Energy Corp.	192	7,879

684	23,143	763	25,660		1,447	48,803

1,221	39,848	1,356	44,106	Total Utilities	2,577	83,954

17,947	845,991	19,860	935,432	Total Common Stocks (Cost $787,952, $667,359 and $1,455,311 respectively)	37,807	1,781,423

				Short-Term Investment — 2.1%
				Investment Company — 2.1%
17,356	17,356	20,751	20,751	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (c) (d) (Cost $17,356, $20,751 and $38,107 respectively)	38,107	38,107

	863,347		956,183	Total Investments — 99.8% (Cost $805,308, $688,110 and $1,493,418 respectively)		1,819,530
	73		4,044	Other Assets in Excess of Liabilities — 0.2%		4,117

	863,420		960,227	NET ASSETS — 100.00%		1,823,647

NOTES TO PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS

As of June 30, 2013, there were no securities held by the JPMorgan Mid Cap Core Fund that would have to be sold prior to the Reorganization in order to meet the investment restrictions and policies of the JPMorgan Mid Cap Equity Fund.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2013.
(d)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

See notes to pro forma financial statements

8

JPMorgan Mid Cap Core Fund/JPMorgan Mid Cap Equity Fund

Pro Forma Combined Statement of Assets & Liabilities

As of June 30, 2013 (Unaudited)

(Amounts in thousands)

	Acquired Fund		Acquiring Fund
	JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments in non-affiliated securities, at value	$845,991		$935,432	—		$1,781,423
Investments in affiliates, at value	17,356		20,751	—		38,107

Total investment securities, at fair value	863,347		956,183	—		1,819,530
Receivables:
Investment securities sold	13,057		13,544	—		26,601
Fund shares sold	154		3,935	—		4,089
Dividends from non-affiliates	656		703	—		1,359
Dividends from affiliates	—	(a)	7	—		7

Total Assets	877,214		974,372	—		1,851,586

Liabilities:
Payables:
Distribution	—		198	—		198
Investment securities purchased	9,825		11,015	—		20,840
Fund shares redeemed	3,363		1,938	—		5,301
Accrued liabilities:
Investment advisory fees	462		406	(82	)(b)	786
Administration fees	11		—	—		11
Shareholder servicing fees	60		2	—		62
Distribution fees	6		7	—		13
Custodian and accounting fees	13		10	—		23
Trustees’ and Chief Compliance Officer’s fees	1		1	—		2
Other	53		568	82	(b)	703

Total Liabilities	13,794		14,145	—		27,939

Net Assets	863,420		960,227	—		1,823,647

Net Assets:
Paid-in capital	$705,999		$647,184	—		$1,353,183
Accumulated undistributed (distributions in excess of) net investment income	1,652		(214)	—		1,438
Accumulated net realized gains (losses)	97,730		45,184	—		142,914
Net unrealized appreciation/depreciation	58,039		268,073	—		326,112

Total Net Assets	$863,420		$960,227	—		$1,823,647

Net Assets:
Class A	$28,329		$21,171	—		$49,500	(c)
Class C	422		6,136	—		6,558	(c)
Class R2	210		—	—		210	(c)
Class R5	71		—	—		71	(c)
Class R6	401,578		—	—		401,578	(c)
Select Class	432,810		932,920	—		1,365,730	(c)

Total Net Assets	$863,420		$960,227	—		$1,823,647

See notes to pro forma financial statements

9

	Acquired Fund	Acquiring Fund
	JPMorgan Mid Cap Core Fund	JPMorgan Mid Cap Equity Fund	Pro Forma Adjustments		Pro Forma Combined Fund
Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,375	556	(631	)(d)	1,300
Class C	21	163	(10	)(d)	174
Class R2	10	—	(4	)(d)	6
Class R5	3	—	(1	)(d)	2
Class R6	19,357	—	(8,850	)(d)	10,507
Select Class	20,920	24,406	(9,596	)(d)	35,730
	41,686	25,125	(19,092)		47,719
Net Asset Value per share
Class A—Redemption price per share	$20.60	$38.10	—		$38.10
Class C—Offering price per share (e)	$20.49	$37.71	—		$37.71
Class R2—Offering and redemption price per share	$20.55	$—	—		$38.10
Class R5—Offering and redemption price per share	$20.75	$—	—		$38.22
Class R6—Offering and redemption price per share	$20.75	$—	—		$38.22
Select Class—Offering and redemption price per share	$20.69	$38.22	—		$38.22
Class A maximum sales charge	5.25%	5.25%			5.25%
Class A maximum public offering price per share
[net asset value per share/(100%—maximum sales charge)]	$21.74	$40.21	—		$40.21
Cost of investments in non-affiliates	$787,952	$667,359	—		$1,455,311
Cost of investments in affiliates	$17,356	$20,751	—		$38,107

(a)	Amount rounds to less than $1,000.
(b)	Each Fund's advisor or administrator will waive their fees and/or reimburse the Fund in an amount sufficient to offset the costs incurred by each Fund relating to the reorganization.
(c)	Reflects the total combined net assets due to the Reorganization.
(d)	Reflects the adjustment to the number of shares outstanding due to the Reorganization.
(e)	Redemption price for Class C Shares varies based upon the length of time the shares are held.

See notes to pro forma financial statements

10

JPMorgan Mid Cap Core Fund/JPMorgan Mid Cap Equity Fund

Pro Forma Combined Statement of Operations

For the Twelve Month Period Ended June 30, 2013 (Unaudited)

(Amounts in thousands)

	Acquired Fund		Acquiring Fund
	JPMorgan Mid Cap Core Fund		JPMorgan Mid Cap Equity Fund		Pro Forma Adjustments	Pro Forma Combined Fund
Investment Income:	$14,687		$14,117		$—	$28,804
Dividend income from non-affiliates	23		21		—	44
Income from securities lending (net)	—		1		—	1

Total Investment Income	14,710		14,139		—	28,849

Expenses:
Investment advisory fees	4,772		6,256		19	11,047	(b)
Administration fees	624		820		1	1,445	(b)
Distribution fees:
Class A	53		29		—	82	(b)
Class C	1		20		—	21	(b)
Class R2	1		—		—	1	(b)
Shareholder servicing fees:
Class A	53		29		—	82	(b)
Class C	—	(a)	6		1	7	(b)
Class R2	—	(a)	—		—	—	(a)(b)
Class R5	—	(a)	—		—	—	(a)(b)
Select Class	1,067		2,371		6	3,444	(b)
Custodian and accounting fees	50		40		(26)	64	(c)
Interest expense to affiliates			—	(a)	—	—	(a)
Professional fees	51		51		(52)	50	(c)
Trustees’ and Chief Compliance Officer’s fees	8		10		—	18
Printing and Mailing costs	43		166		(5)	204	(c)
Registration and filing fees	67		57		(33)	91	(c)
Transfer agent fees	80		2,037		(5)	2,112	(c)
Other	11		12		(4)	19	(c)

Total Expenses	6,881		11,904		(98)	18,687

Less amounts waived	(407)		(3,239)		(36)	(3,682)

Net expenses	6,474		8,665		(134)	15,005

Net Investment Income (loss)	8,236		5,474		134	13,844

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on transactions from investments in non-affiliates	107,445		64,936		—	172,381
Change in unrealized appreciation/depreciation of investments in non-affiliates	43,825		143,890		—	187,715

Net realized/unrealized gains (losses)	151,270		208,826		—	360,096

Changes in net assets resulting from operations	$159,506		$214,300		$134	$373,940

(a)	Amount rounds to less than $1,000.
(b)	Based on the contract in effect for the pro forma combined fund.
(c)	Decrease due to the elimination of duplicate expenses achieved by combining the Funds.

See notes to pro forma financial statements

11

NOTES TO PRO FORMA FINANCIAL STATEMENTS

AS OF JUNE 30, 2013 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combined Schedule of Portfolio Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended June 30, 2013, reflect the accounts of JPMorgan Mid Cap Core Fund (“Mid Cap Core Fund”), and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”), each a separate fund of JPMorgan Trust I, each a “Fund”. Following the combination, the Mid Cap Equity Fund will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of Mid Cap Core Fund for shares of Mid Cap Equity Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Class A Shares, Class C Shares, Class R2 Shares, Class R5 Shares, Class R6 Shares and Select Class Shares of Mid Cap Core Fund in exchange for Class A Shares, Class C Shares, Class R2 Shares, Class R5 Shares, Class R6 Shares and Select Class Shares of Mid Cap Equity Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2013. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended June 30, 2013, as if the reorganization occurred on July 1, 2012. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Mid Cap Equity Fund will not be restated. The fiscal year end for each Fund is June 30.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their Statement of Additional Information.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by Mid Cap Core Fund and Mid Cap Equity Fund in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

12

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Combined Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

Mid Cap Core Fund

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	863,347	$—	$—	$863,347

Mid Cap Equity Fund

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$956,183	$—	$—	$956,183

Combined Pro Forma Portfolio

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,819,530	$—	$—	$1,819,530

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the CSOI. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between any Levels during the 12 month period ended June 30, 2013.

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 744 Class A Shares, 11 Class C Shares, 6 Class R2 Shares, 2 Class R5 Shares, 10,507 Class R6 Shares and 11,324 Select

13

Class Shares of Mid Cap Equity Fund in exchange for 1,375 Class A Shares, 21 Class C Shares, 10 Class R2 Shares, 3 Class R5 Shares, 19,357 Class R6 Shares and 20,920 Select Class Shares of Mid Cap Core Fund, respectively (shares in thousands).

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Mid Cap Equity Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

14

Part C

Item 15. Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article VII, Sections 2, 3 and 5 of the Declaration of Trust and Article VII, Sections 2, 3 and 5 of the By-Laws.

Declaration of Trust:

Section 2. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) In no event will any revision, amendment or change to this Section 3 or the By-laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-laws is made.

Section 5. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity. For purposes of this Section 5, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person;

By-Laws:

Section 2. Indemnification of Trustees and Officers. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust shall indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust may, to the fullest extent consistent with law, indemnify each Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a Trustee or officer of the Trust. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or ‘otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is allege to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Section 3. Indemnification of Agents. Subject to the exceptions and limitations contained in Section 4 of this Article VII, every agent may be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 5. Insurance, Rights Not Exclusive. The Trust’s financial obligations arising from the indemnification provided herein or in the Declaration of Trust (i) may be insured by policies maintained by the Trust on behalf of any Trustee, officer or agent; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer or agent may now or hereafter be entitled; and (iv) shall inure to the benefit of the Trustee, officer or agent’s heirs, executors and administrators.

Item 16. Exhibits.

(1)(a)	Certificate of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(b)	Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission as filed on February 18, 2005 (Accession number 0001047469-05-0043230).

(1)(c)	Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession number 0001047469-05-004230).

(1)(d)	Amended Schedule B, dated December 18, 2013, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(2)	Amended and Restated By-Laws dated December 31, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 18, 2013 (Accession Number 0001193125-13-017190).

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization Among Series of JPMorgan Trust I. Filed herewith.

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)(a)	Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(6)(b)	Form of Revised Schedule A dated as of June 27, 2009 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2009 (Accession Number 0001145443-09-003338).

(6)(c)	Amended Schedule A to the Investment Advisory Agreement (amended as of November 21, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(7)(a)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(7)(a)(2)	Amendment to the Distribution Agreement, including Schedule A, dated August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001193125-13-381972).

(7)(a)(3)	Amended Schedule B to the Distribution Agreement, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(7)(a)(4)	Amended Schedule C to the Distribution Agreement, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(7)(a)(5)	Amended Schedule D to the Distribution Agreement, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(7)(a)(6)	Amended Schedule E to the Distribution Agreement, amended as of August 22, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001193125-13-381972).

(7)(a)(7)	Amended Schedule F to the Distribution Agreement, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(7)(b)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2013 (Accession Number 0001193125-13-274886).

(7)(c)	Form of Sub Transfer Agency Agreement between the Recordkeeper and the Registrant Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2013 (Accession Number 0001193125-13-274886).

(7)(d)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2013 (Accession Number 0001193125-13-274886).

(7)(e)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2013 (Accession Number 0001193125-13-274886).

(7)(f)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435217).

(8)	Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(9)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(9)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of November 21, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(9)(c)	Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 6, 2013 (Accession Number 0001193125-13-464788).

(10)(a)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on September 29, 2005 (Accession Number 0001047469-05-023624).

(10)(b)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(10)(c)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Opinion of Dechert LLP regarding tax matters. To be filed by amendment.

(13)(a)(1)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009 (Accession Number 0001145443-09-002631).

(13)(a)(2)	Form of Appendix A-1 to the Transfer Agency Agreement, dated November 21, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(13)(a)(3)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227394).

(13)(a)(4)	Addendum to Transfer Agency Agreement between the Trust and BFDS, dated as of March 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(13)(a)(5)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated as of March 30, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(13)(b)(1)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(13)(b)(2)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(13)(b)(3)	Amended Schedule B to the Administration Agreement (amended as of November 21, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(13)(c)(1)	Securities Lending Agreement, Amended and Restated February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(13)(c)(2)	Amended to Securities Lending Agreement, Amended and Restated, effective as of March 1, 2011, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(13)(c)(3)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(13)(c)(4)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-12-080968).

(13)(c)(5)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2012 (Accession Number 0001193125-12-319128).

(13)(c)(6)	Amended and Restated The Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(13)(d)(1)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-12430).

(13)(d)(2)	Amendment to the Shareholder Servicing Agreement including Schedules A and B, (amended as of August 22, 2013, Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001192125-13-281972)

(13)(d)(3)	Amended Schedule B to the Shareholder Servicing Agreement (amended as of November 21, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(13)(e)(1)	Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, thereto, dated November 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413508).

(13)(e)(2)	Form of Fee Waiver Agreement for Class R2, Class R5 and Class R6 Shares of the JPMorgan Mid Cap Equity Fund. Filed herewith.

(13)(f)(1)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed February 18, 2005 (Accession Number 0001193125-05-004320).

(14)	Consent of independent registered accountant. Filed herewith.

(15)	None.

(16)(a)	Powers of Attorney for JPMorgan Trust I. Filed herewith.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

As required by the Securities Act of 1933, this Registration Statement has been signed on the behalf of the Registrant, in the City of Westerville and State of Ohio, on the 23rd day of December, 2013.

JPMorgan Trust I (Registrant)

By: Robert L. Young*
Robert L. Young
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of December, 2013.

	JOHN F. FINN*		MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*		ROBERT A. ODEN, JR.*
	Robert J. Higgins Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee
FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	ROBERT L. YOUNG*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd Treasurer and Principal Financial Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.

(4)	Form of Agreement and Plan of Reorganization Among Series of JPMorgan Trust I

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

(13)(e)(2)	Form of Fee Waiver Agreement for Class R2, Class R5 and R6 Shares of the JPMorgan Mid Cap Equity Fund.

(14)	Consent of independent registered public accounting firm

(16)(a)	Power of Attorney for Trustees, Principal Executive Officer and Principal Financial Officer